Columbia Absolute Return Currency and Income Fund
Summary of the Fund
Investment Objective
Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Absolute Return Currency and Income Fund	Class A		Class B		Class C		Class I	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Absolute Return Currency and Income Fund		Class A	Class B	Class C	Class I	Class R4	Class R5	Class W	Class Y	Class Z
Management fees		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none	0.25%	none	none
Other expenses	[1]	0.61%	0.61%	0.61%	0.44%	0.61%	0.49%	0.61%	0.44%	0.61%
Total annual Fund operating expenses		1.75%	2.50%	2.50%	1.33%	1.50%	1.38%	1.75%	1.33%	1.50%
[1]	Other expenses for Class A, Class B, Class C, Class R4, Class W and Class Z shares have been restated to reflect current fees paid by the Fund and other expenses for Class R5 shares are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the applicable class of Fund shares for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Absolute Return Currency and Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	473	835	1,220	2,301
Class B	753	1,079	1,531	2,652
Class C	353	779	1,331	2,836
Class I	135	421	729	1,601
Class R4	153	474	818	1,791
Class R5	140	437	755	1,657
Class W	178	551	949	2,062
Class Y	135	421	729	1,601
Class Z	153	474	818	1,791

Expense Example, No Redemption Columbia Absolute Return Currency and Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	473	835	1,220	2,301
Class B	253	779	1,331	2,652
Class C	253	779	1,331	2,836
Class I	135	421	729	1,601
Class R4	153	474	818	1,791
Class R5	140	437	755	1,657
Class W	178	551	949	2,062
Class Y	135	421	729	1,601
Class Z	153	474	818	1,791

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Fund’s investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations consists primarily of (i) shares of an affiliated money market fund, and (ii) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets portfolio duration of up to six months but may extend the portfolio duration up to one year. The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Fund expects to utilize leverage, created through investments in cash-settled forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility.

Columbia Management Investment Advisers, LLC (the Investment Manager) uses a quantitative, proprietary model that applies various fundamental and technical factors, including based on current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar, subject to other considerations (including other fundamental, technical, and macroeconomic factors) in the Investment Manager’s discretion that may affect these rankings. The Investment Manager typically enters into long forward foreign currency contracts for currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager typically enters into short forward foreign currency contracts for currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, a qualitative review of the quantitative output is conducted by the portfolio manager. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio manager to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. The value of fixed-income securities may decline if the issuer of the security defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) are subject to greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. The Fund may use these instruments to gain leveraged exposure to currencies, which is a speculative investment practice. Investment in these instruments also subjects the Fund to counterparty risk and leverage risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Currency-related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, forward contracts or other derivatives or similar instruments or techniques. The Fund and certain counterparties may agree to allow for the cash settlement of forward foreign currency contracts, which permits the Fund to designate liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any, rather than the gross notional value of the relevant contracts. Because the Fund will segregate only the net obligation attributable to such forward foreign currency contracts, the Fund may utilize such contracts to a greater extent than if the Fund was required to segregate assets equal to the gross notional value of such contracts. Leverage presents the opportunity for increased net income and capital gains, but also may exaggerate the Fund’s volatility and risk of loss.  Leverage can also create an interest expense that may lower the Fund's overall returns. There is no guarantee that a leveraging strategy will be successful.

Although the Fund intends to seek to use instruments that settle on a cash basis in order to provide enhanced currency exposure, the Fund may nonetheless have substantial exposure to currency fluctuations that are magnified due to the high notional value of the Fund's currency exposures. The aggregate net notional values of the currency exposures are expected to be substantially greater than the Fund's NAV, for example, 2 times the Fund’s NAV. Accordingly, the Fund's NAV (and corresponding NAV per share) will be more volatile and thus result in increased volatility of returns.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2007 3.71% Worst 4th Quarter 2013 -4.74%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns Columbia Absolute Return Currency and Income Fund	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	Jun. 15, 2006	1.05%	(0.86%)	0.90%
Class A returns after taxes on distributions	Jun. 15, 2006	1.05%	(0.93%)	0.45%
Class A returns after taxes on distributions and sale of Fund shares	Jun. 15, 2006	0.59%	(0.61%)	0.63%
Class B	Jun. 15, 2006	(1.51%)	(1.40%)	0.54%
Class C	Jun. 15, 2006	2.50%	(0.99%)	0.54%
Class I	Jun. 15, 2006	4.64%	0.21%	1.72%
Class R4	Mar. 19, 2013	4.44%	(0.15%)	1.32%
Class R5	Jun. 25, 2014	4.39%	(0.22%)	1.29%
Class W	Dec. 01, 2006	4.12%	(0.31%)	1.21%
Class Y	Feb. 28, 2013	4.64%	(0.09%)	1.36%
Class Z	Sep. 27, 2010	4.55%	0.06%	1.42%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.03%	0.07%	1.11%	[1]
[1]	Since June 30, 2006